UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock

Tax-Advantaged Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2013

Ticker | HTY

JH Tax-Advantaged Global Shareholder Yield Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Common Stocks 95.5%		$109,012,592

(Cost $101,134,650)

Australia 2.0%		2,230,011

Telstra Corp., Ltd.	307,300	1,475,684
Westpac Banking Corp.	25,800	754,327

Canada 4.0%		4,592,243

BCE, Inc.	56,700	2,518,928
Shaw Communications, Inc., Class B	88,600	2,073,315

France 8.3%		9,417,452

Sanofi	22,200	2,163,979
SCOR SE	45,400	1,307,082
Total SA	46,900	2,542,695
Vinci SA	45,600	2,325,959
Vivendi SA	50,200	1,077,737

Germany 5.4%		6,200,251

BASF SE	22,800	2,311,138
Deutsche Telekom AG	147,300	1,811,844
Muenchener Rueckversicherungs AG	11,300	2,077,269

Italy 1.8%		2,101,056

Terna Rete Elettrica Nazionale SpA	498,100	2,101,056

Netherlands 1.5%		1,741,844

Royal Dutch Shell PLC, ADR	24,700	1,741,844

Norway 1.1%		1,239,820

Orkla ASA	140,450	1,239,820

Philippines 0.5%		587,117

Philippine Long Distance Telephone Company, ADR	8,525	587,117

Switzerland 5.4%		6,194,586

Nestle SA	36,200	2,541,758
Novartis AG	10,400	707,774
Roche Holdings AG	3,300	728,608
Swisscom AG	5,000	2,216,446

Taiwan 0.9%		988,118

Taiwan Semiconductor Manufacturing Company, Ltd., ADR	55,700	988,118

United Kingdom 18.0%		20,491,207

AstraZeneca PLC, ADR (C)	37,600	1,811,568
BAE Systems PLC	359,100	1,931,668
British American Tobacco PLC	29,850	1,552,427
Diageo PLC, ADR	13,200	1,574,760
FirstGroup PLC	329,900	1,013,172
GlaxoSmithKline PLC	96,700	2,211,512
Imperial Tobacco Group PLC	38,600	1,434,395
National Grid PLC	235,800	2,585,794
SSE PLC	89,200	2,005,196
United Utilities Group PLC	169,300	1,966,488
Vodafone Group PLC	880,800	2,404,227

United States 46.6%		53,228,887

Altria Group, Inc. (C)	137,000	4,614,160

1

JH Tax-Advantaged Global Shareholder Yield Fund
As of 1-31-13 (Unaudited)

		Shares	Value

United States (continued)

Arthur J. Gallagher & Company (C)		54,300	$2,006,385
AT&T, Inc.		33,000	1,148,070
Automatic Data Processing, Inc.		11,700	693,693
Bristol-Myers Squibb Company (C)		35,200	1,272,128
CenturyLink, Inc. (C)		57,100	2,309,695
CME Group, Inc.		20,400	1,179,936
ConocoPhillips		19,200	1,113,600
Diamond Offshore Drilling, Inc.		31,400	2,357,826
Dominion Resources, Inc.		15,900	860,349
Duke Energy Corp.		55,300	3,801,322
E.I. du Pont de Nemours & Company		24,600	1,167,270
Integrys Energy Group, Inc.		36,200	1,979,778
Lockheed Martin Corp.		23,600	2,050,132
Lorillard, Inc. (C)		82,800	3,234,996
Merck & Company, Inc.		38,900	1,682,425
Microchip Technology, Inc.		34,800	1,164,060
PepsiCo, Inc.		8,500	619,225
Philip Morris International, Inc. (C)		51,500	4,540,240
PPL Corp.		48,200	1,459,978
R.R. Donnelley & Sons Company (C)		91,600	842,720
Regal Entertainment Group, Class A		55,100	822,643
Reynolds American, Inc. (C)		52,400	2,304,552
SCANA Corp. (C)		30,900	1,446,429
TECO Energy, Inc. (C)		92,400	1,641,948
The Southern Company (C)		76,560	3,386,249
Vectren Corp.		37,900	1,196,124
Verizon Communications, Inc.		25,800	1,125,138
Waste Management, Inc.		33,200	1,207,816

		Shares	Value

Preferred Securities 0.9%			$985,458

(Cost $854,267)

United States 0.9%			985,458

MetLife, Inc., Series B, 6.500% (C)		38,600	985,458

	Yield(%)	Shares	Value

Short-Term Investments 3.6%			$4,087,231

(Cost $4,087,231)

Money Market Funds 2.7%			3,090,231

State Street Institutional Treasury Money Market
Fund	0.000(Y)	3,090	3,090,231

		Par value	Value

Repurchase Agreement 0.9%			997,000

Repurchase Agreement with State Street Corp. dated 1-31-13 at
0.010% to be repurchased at $997,000 on 2-1-13, collateralized by
$985,000 U.S. Treasury Notes, 1.500% due 6-30-16 (valued at
$1,019,509, including interest)		$997,000	997,000

2

JH Tax-Advantaged Global Shareholder Yield Fund
As of 1-31-13 (Unaudited)

Value

Total investments (Cost $106,076,148)† 100.0%	$114,085,281

Other assets and liabilities, net 0.0%	$16,022

Total net assets 100.0%	$114,101,303

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(C) A portion of this security is segregated as collateral for options overlay. Total collateral value at 1-31-13 was $22,668,420.

(Y) The rate shown is the annualized seven-day yield as of 1-31-13.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $106,954,996. Net unrealized appreciation aggregated $7,130,285, of which $9,062,367 related to appreciated investment securities and $1,932,082 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 1-31-13:

Utilities	21.4%
Consumer Staples	19.6%
Telecommunication Services	14.6%
Industrials	9.3%
Health Care	9.3%
Financials	7.3%
Energy	6.8%
Materials	3.1%
Consumer Discretionary	2.5%
Information Technology	2.5%
Short-Term Investments & Other	3.6%

3

JH Tax-Advantaged Global Shareholder Yield Fund
As of 1-31-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in investment companies are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

4

JH Tax-Advantaged Global Shareholder Yield Fund
As of 1-31-13 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	1-31-13	Price	Inputs	Inputs
Common Stocks
Australia	$2,230,011	—	$2,230,011	—
Canada	4,592,243	$4,592,243	—	—
France	9,417,452	—	9,417,452	—
Germany	6,200,251	—	6,200,251	—
Italy	2,101,056	—	2,101,056	—
Netherlands	1,741,844	1,741,844	—	—
Norway	1,239,820	—	1,239,820	—
Philippines	587,117	587,117	—	—
Switzerland	6,194,586	—	6,194,586	—
Taiwan	988,118	988,118	—	—
United Kingdom	20,491,207	3,386,328	17,104,879	—
United States	53,228,887	53,228,887	—	—
Preferred Securities	985,458	985,458	—	—
Short-Term Investments	4,087,231	3,090,231	997,000	—

Total Investments in Securities	$114,085,281	$68,600,226	$45,485,055	—
Other Financial Instruments:
Written Options	($553,588)	($553,588)	—	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

Options are traded either over-the-counter or on an exchange. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended January 31, 2013, the Fund wrote option contracts to hedge against changes in securities markets and to generate potential income. The following tables summarize the Fund’s written options activities during the period ended January 31, 2013 and the contracts held at January 31, 2013.

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	340	$218,700
Options written	2,515	2,189,648
Options expired	(105)	(5,562)
Options closed	(1,980)	(2,008,795)
Outstanding, end of period	770	$393,991

5

JH Tax-Advantaged Global Shareholder Yield Fund
As of 1-31-13 (Unaudited)

OPTIONS	EXERCISE	EXPIRATION	NUMBER OF	PREMIUM	VALUE
	PRICE	DATE	CONTRACTS

CALLS
S&P 500 Index	$1,550	Feb 2013	115	$4,481	($5,463)
NASDAQ 100 Mini Index	275	Feb 2013	175	45,843	(30,275)
Russell 2000 Index	890	Feb 2013	160	199,514	(289,600)
S&P 100 Index	670	Feb 2013	215	131,572	(197,800)
Dow Jones Industrial Ave Index	136	Feb 2013	105	12,581	(30,450)
Total			770	$393,991	($553,588)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare Shareowner Services, LLC Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310-1900	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.

P14Q1 1/13
3/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 14, 2013